ACQUISITION - Additional information (Detail)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 06, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Oct. 15, 2011 Datum [Member] USD ($)	Oct. 15, 2011 Datum [Member] CAD	Dec. 31, 2012 Datum [Member] USD ($)	Dec. 31, 2012 Datum [Member] CAD	Dec. 31, 2011 Datum [Member] USD ($)	Aug. 31, 2011 Datum [Member] USD ($)	Aug. 31, 2011 Datum [Member] CAD
Acquired Percentage Of The Outstanding Common Stock												100.00%	100.00%
Business Combination Cash And share Consideration Value												$ 5,704,000	5,625,000
Cash Acquired from Acquisition				35,277,000	0				199,000
Payments to Acquire Businesses, Net of Cash Acquired, Total						5,505,000	380,000	375,000
Business Combination, Acquisition Related Costs	1,900,000	591,000	0	1,174,000	0						193,000
Payments to Acquire Businesses, Gross									$ 1,141,000	1,125,000